UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2021 to June 30, 2021

Date of Report (Date of earliest event reported):  August 13, 2021
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BJ2870		loanDepot.com, LLC	27 / $549,5441 / 100%		1 / $143,966 / 2.62%
GNMA-II Pool # BK8983		loanDepot.com, LLC	26 / $594,6362 / 100%		1 / $144,000 / 2.422%
GNMA-II Pool # BM9479		loanDepot.com, LLC	142 / $33,084,779 / 100%		1 / $205,214 / 0.62%
GNMA-II Pool # BO1161		loanDepot.com, LLC	163 / $45,314,949 / 100%			1 / $290,000 / 0.64%
GNMA-II Pool # BO1191		loanDepot.com, LLC	182 / $48,253,842 / 100%		1 / $225,106 / 0.467%
GNMA-II Pool # BP4876		loanDepot.com, LLC	153 / $45,411,113 / 100%			1 / $350,000 / 0.771%
GNMA-II Pool # BP5068		loanDepot.com, LLC	125 / $36,147,495 / 100%		1 / $63,050 / 0.174%
GNMA-II Pool # BP5083		loanDepot.com, LLC	31 / $4,964,169 / 100%		1 / $152,683 / 3.076%
GNMA-II Pool # BQ6814		loanDepot.com, LLC	79 / $23,802,606 / 100%		1 / $204,300 / 0.858%
GNMA-II Pool # BR6667		loanDepot.com, LLC	143 / $49,603,577 / 100%		1 / $488,198 / 0.984%
GNMA-II Pool # BR6672		loanDepot.com, LLC	42 / $12,381,746 / 100%			1 / $245,019 / 1.979%
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # BS4531		loanDepot.com, LLC	93 / $32,516,000 / 100%		1 / $665,762 / 2.047%
GNMA-II Pool # BS4583		loanDepot.com, LLC	46 / $12,284,922 / 100%		1 / $202,900 / 1.652%
GNMA-II Pool # BS4655		loanDepot.com, LLC	59 / $16,979,219 / 100%		2 / $552,605 / 3.255%
GNMA-II Pool # BS4735		loanDepot.com, LLC	58 / $19,894,968 / 100%		1 / $231,427 / 1.163%
GNMA-II Pool # BS4753		loanDepot.com, LLC	42 / $12,982,339 / 100%		1 / $383,273 / 2.952%
GNMA-II Pool # BT8625		loanDepot.com, LLC	33 / $7,789,445 / 100%		1 / $263,339 / 3.381%
GNMA-II Pool # BT8650		loanDepot.com, LLC	21 / $5,777,076 / 100%		1 / $291,861 / 5.052%
GNMA-II Pool # BT8665		loanDepot.com, LLC	36 / $10,414,308 / 100%		1 / $233,141 / 2.239%
GNMA-II Pool # BV6439		loanDepot.com, LLC	35 / $12,396,243 / 100%				1 / $349,613 / 2.82%
GNMA-II Pool # BV6513		loanDepot.com, LLC	138 / $41,405,881 / 100%				1 / $266,224 / 0.643%

GNMA-II Pool # CC4507	loanDepot.com, LLC	152 / $48,384,023 / 100%		1 / $145,171 / 0.3%
GNMA-II Pool # CC4508	loanDepot.com, LLC	163 / $49,909,141 / 100%		1 / $223,900 / 0.449%
GNMA-II Pool # BL6435	loanDepot.com, LLC	89 / $6,848,998 / 100%	1 / $57,252 / 0.836%	1 / $57,252 / 0.836%
GNMA-II Pool # BL6371	loanDepot.com, LLC	228 / $49,640,511 / 100%	1 / $105,247 / 0.212%	1 / $105,247 / 0.212%
GNMA-II Pool # BM9397	loanDepot.com, LLC	66 / $8,488,561 / 100%	1 / $111,228 / 1.31%	1 / $111,228 / 1.31%
GNMA-II Pool # BM9416	loanDepot.com, LLC	80 / $22,482,444 / 100%	1 / $157,074 / 0.699%	1 / $157,074 / 0.699%
GNMA-II Pool # BM9431	loanDepot.com, LLC	20 / $1,351,528 / 100%	1 / $77,933 / 5.766%	1 / $77,933 / 5.766%
GNMA-II Pool # BM9544	loanDepot.com, LLC	226 / $67,225,565 / 100%	1 / $173,063 / 0.257%	1 / $173,063 / 0.257%
GNMA-II Pool # BP4913	loanDepot.com, LLC	42 / $9,952,817 / 100%	1 / $289,323 / 2.907%	1 / $289,323 / 2.907%
GNMA-II Pool # BP5097	loanDepot.com, LLC	28 / $4,505,316 / 100%	1 / $159,112 / 3.532%	1 / $159,112 / 3.532%
GNMA-II Pool # BQ6676	loanDepot.com, LLC	19 / $5,672,015 / 100%	1 / $265,602 / 4.683%	1 / $265,602 / 4.683%
GNMA-II Pool # BS4653	loanDepot.com, LLC	126 / $38,834,552 / 100%	1 / $331,541 / 0.854%	1 / $331,541 / 0.854%
GNMA-II Pool # BS4694	loanDepot.com, LLC	110 / $33,301,975 / 100%	1 / $473,773 / 1.423%	1 / $473,773 / 1.423%
GNMA-II Pool # BT8749	loanDepot.com, LLC	91 / $23,640,505 / 100%	1 / $958,494 / 4.054%	1 / $958,494 / 4.054%
GNMA-II Pool # BT8837	loanDepot.com, LLC	40 / $11,156,751 / 100%	1 / $192,712 / 1.727%	1 / $192,712 / 1.727%
GNMA-II Pool # BV6291	loanDepot.com, LLC	145 / $48,621,906 / 100%	1 / $882,227 / 1.814%	1 / $882,227 / 1.814%
GNMA-II Pool # BV6348	loanDepot.com, LLC	25 / $7,144,327 / 100%	1 / $215,755 / 3.02%	1 / $215,755 / 3.02%
GNMA-II Pool # CE0674	loanDepot.com, LLC	1 / $183,503 / 100%	1 / $182,792 / 99.613%		1 / $182,792 / 99.613%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	3,347 / $927,255,730 / 100%	16 / $4,633,128 / 0.500%	34 / $9,270,232 / 1.000%	4 / $1,067,811 / 0.115%	3 / $1,104,237 / 0.119%	0 / $ / 0%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. All the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Fifteen (15) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period, and nineteen (19) of the assets identified in columuns (j) through (l) were identified by the Originator for repurchase during the reporting period ended March 31, 2021.

5)
One (1) of the assets identified in columns (m) through (o) was identified by the Originator for repurchase during the reporting period, and three (3) of the assets identified in columuns (m) through (o) were identified by the Originator for repurchase during the reporting period ended March 31, 2021.

6)
Each of the assets identified identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period ended September 30, 2020.  The Originator has not received a response from GNMA regarding its position.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 13, 2021	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer